CONVERTIBLE SENIOR NOTES (principal amount and unamortized discount and debt issuance costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CONVERTIBLE SENIOR NOTES [Abstract]
Principal amount	$ 250,000	$ 305,700
Unamortized (discount)/premium and debt issuance costs	4,435	(8,635)
Debt Issuance Costs, Net	$ 254,435	$ 297,065